Provisions - Payment profile of legal provisions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
In one to two years
Total provisions
Non-current legal provision	$ 19	$ 167
In two to three years
Total provisions
Non-current legal provision	131	9
In three to four years
Total provisions
Non-current legal provision	11	12
In four to five years
Total provisions
Non-current legal provision	9	9
In more than five years
Total provisions
Non-current legal provision	$ 7	$ 13